Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2017
Derivatives and Hedging Instruments

(5)	Derivatives and Hedging Instruments
Derivatives held by the Company do not qualify for hedge accounting treatment.
Futures and Options Contracts
OTC options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission. The fair values of the collateral posted for futures and OTC options are discussed in the derivative collateral management section below.
Interest Rate Swaps
The Company can receive the fixed or variable rate and are traded in varying maturities. The fair values of the collateral posted and variation margin for OTC and centrally cleared IRS are discussed in the derivative collateral management section below.
Total Return Swaps
The Company engages in the use of OTC TRS, which allow the parties to exchange cash flows based on a variable reference rate such as the three-month LIBOR and the return of an underlying index. The fair value of the collateral posted for OTC TRS is discussed in the derivative collateral management section below.
The following table presents a summary of the aggregate notional amounts and fair values of the Company’s freestanding derivative instruments reported on the Balance Sheets as of December 31:

	2017			2016
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
Futures	$251,599	$—	—	165,112	—	—
OTC options	1,524,075	46,100	(20,943)	1,480,324	27,147	(14,073)
IRS	273,000	5,262	(162)	502,000	5,846	(1,343)
TRS	11,000	—	—	23,000	—	—
Total freestanding derivative instruments		$51,362	(21,105)		32,993	(15,416)

(1) Notional amounts are presented on a gross basis.
Derivative Collateral Management
The Company manages separate collateral for exchange-traded and OTC derivatives. The total collateral posted for exchange-traded derivatives at December 31, 2017 and 2016, had a fair value of $60,669 and $55,611, respectively, and is included in Fixed-maturity securities on the Balance Sheets. The Company retains ownership of the exchange-traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The Company has no collateral posted for OTC derivatives as of December 31, 2017 and 2016. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.
Embedded Derivatives
The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in Change in fair value of annuity and life embedded derivatives within the Statements of Operations. These embedded derivatives are classified within Account balances and future policy benefit reserves on the Balance Sheets.
Certain fixed-indexed annuity products and universal life policies include equity-indexed features, which are separated as an embedded derivative, and referred to as a market value liability option (MVLO). This embedded derivative is reported within Account balances and future policy benefit reserves on the Balance Sheets with changes in fair value reported in Change in fair value of annuity and life embedded derivatives within the Statements of Operations.
The following table presents a summary of the fair values of the Company’s embedded derivative instruments reported on the Balance Sheets as of December 31:

	2017	2016
GMWB	$(127,945)	(144,631)
GMAB	(10,518)	(16,594)
MVLO	(16,707)	(15,896)
Total embedded derivative instruments	$(155,170)	(177,121)
The following table presents the gains or losses recognized in income on the various nonqualifying freestanding derivative instruments and embedded derivatives:

		Amount of gain (loss) on derivatives recognized for the years ended December 31,
	Location in the Statements of Operations	2017	2016	2015
GMWB	Change in fair value of annuity and life embedded derivatives	$16,686	2,659	(54,413)
GMAB	Change in fair value of annuity and life embedded derivatives	6,062	8,844	(11,755)
MVLO	Change in fair value of annuity and life embedded derivatives	(1,639)	1,688	5,292
	Total change in fair value of annuity and life embedded derivatives	21,109	13,191	(60,876)
Futures	Change in fair value of assets and liabilities	(32,763)	(32,111)	(11,861)
OTC options	Change in fair value of assets and liabilities	10,706	(4,497)	692
IRS	Change in fair value of assets and liabilities	10,133	5,690	23,296
TRS	Change in fair value of assets and liabilities	(28)	1,105	—
	Total change in fair value of assets and liabilities	(11,952)	(29,813)	12,127
MVLO	Premiums and policy fees, net	788	745	534
MVLO	Policyholder benefits, net of recoveries	40	196	127
	Total derivative gain (loss), net	$9,985	(15,681)	(48,088)
Offsetting Assets and Liabilities
Certain financial instruments and derivative instruments are eligible for offset on the Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Balance Sheets.
The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2017
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$51,362	—	51,362	(21,105)	(28,732)	1,525
Derivative liabilities	(21,105)	—	(21,105)	21,105	—	—
Net derivatives	$30,257	—	30,257	—	(28,732)	1,525

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$32,993	—	32,993	(15,416)	(10,674)	6,903
Derivative liabilities	(15,416)	—	(15,416)	15,416	—	—
Net derivatives	$17,577	—	17,577	—	(10,674)	6,903

(1) Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheet.

In the tables above, the gross amounts of assets or liabilities as presented on the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral.